UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Metalmark Capital LLC
          -----------------------------
Address:  1177 Avenue of Americas
          -----------------------------
          40th Floor
          -----------------------------
          New York, NY 10036
          -----------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Clifford
       --------------------------------
Title:  Chief Financial Officer
       --------------------------------
Phone:  (212) 823-1900
       --------------------------------

Signature, Place, and Date of Signing:

  /s/ Kenneth F. Clifford     New York, New York      May 15, 2008
  -----------------------     ------------------      ------------
        [Signature]              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        4
                                         -------------------
Form 13F Information Table Entry Total:   4
                                         -------------------
Form 13F Information Table Value Total:   360,541
                                         -------------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number          Name
------   ---------------------         -----------------------------------------
 01      28-  06238                    MSCP III, LLC
 02      28-  11922                    Morgan Stanley Capital Partners III, Inc.
 03      28-  11353                    MSDW Capital Partners IV, LLC
 04      28-  11355                    MSDW Capital Partners IV, Inc.

                                                       FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7              COLUMN 8
                   TITLE OF                 VALUE      SHRS OR     SH/   PUT/  INVESTMENT    OTHER            VOTING AUTHORITY
  NAME OF ISSUER    CLASS        CUSIP     (X$1000)    PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE       SHARED     NONE
---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------
AVENTINE            COMMON    05356X403     55,571    10,686,736  SH          DEFINED        03, 04              10,686,736
RENEWABLE
ENERGY
---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------

---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------
ENERSYS             COMMON    29275Y102    201,908    8,440,990   SH          DEFINED        03, 04              8,440,990
HOLDINGS INC
---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------

---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------
RENEGY              COMMON    148884109     2,038      473,947    SH          DEFINED        01, 02               473,947
HOLDINGS INC
---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------

---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------
UNION DRILLING      COMMON    90653P105    101,024    5,776,085   SH          DEFINED        01, 02              5,776,085
INC
---------------- ------------ ---------- ----------- ------------ ----- ----- ------------ ----------- ------- ------------- -------